Other Investments - Schedule of Carrying Value of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other investments 1 [abstract]
Carrying value at original cost	£ 475	£ 515
Cumulative impairments recognised in the income statement	(283)	(314)
Subsequent fair value increases	210	282
Carrying value, ending balance	£ 402	£ 475